LONG-TERM DEBT, NET (2019 5.250% Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Apr. 26, 2019	Dec. 31, 2021	Dec. 31, 2020
Long-Term Debt [Line Items]
Total long-term debt		$ 6,599,949	$ 5,700,168
2019 5.250% Senior Notes, due 2026 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 500,000
Maturity date		Apr. 26, 2026
Interest rate per annum	5.25%
Purchase price as percentage of principal	100.00%
2019 5.250% Senior Notes, due 2026 [Member] | Senior Notes [Member] | Prior to April 26, 2022 [Member]
Long-Term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption with net cash proceeds from equity offerings at a fixed redemption price	35.00%